                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                  811-3363

Exact name of registrant as specified in charter:    Delaware Group Limited-Term
                                                     Government Fund

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number,
including area code:                                 (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            June 30, 2003

Item 1.  Reports to Stockholders

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


FIXED INCOME

Semiannual Report 2003
--------------------------------------------------------------------------------
                                   DELAWARE LIMITED-TERM GOVERNMENT FUND

[LOGO]
POWERED BY RESEARCH(SM).

Table
   OF CONTENTS

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statement of Net Assets                                         1

     Statement of Assets and Liabilities                             5

     Statement of Operations                                         6

     Statements of Changes in Net Assets                             7

     Financial Highlights                                            8

     Notes to Financial Statements                                  12
--------------------------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement                                 Delaware Limited-Term Government Fund
   OF NET ASSETS                          June 30, 2003 (Unaudited)


                                                       Principal        Market
                                                         Amount         Value
Agency Bonds - 14.20%
 Fannie Mae
    2.625% 4/21/06                                    $ 3,500,000    $ 3,543,736
    2.875% 5/19/08                                     13,990,000     14,051,696
    4.625% 5/1/13                                       2,000,000      2,060,892
    7.125% 6/15/10                                      4,500,000      5,570,438
 Federal Farm Credit Bank
    1.875%1/16/07                                       8,955,000      8,895,888
 Federal Home Loan Bank System
    2.00% 5/20/05                                       2,145,000      2,162,426
 Freddie Mac
    2.10% 2/25/05                                       4,000,000      4,025,840
    3.25% 2/25/08                                       8,880,000      9,084,870
    5.75% 3/15/09                                       3,945,000      4,536,876
    5.875% 3/21/11                                      2,000,000      2,253,278
 Tennessee Valley Authority
    6.375% 6/15/05                                      1,860,000      2,036,012
                                                                     -----------
 Total Agency Bonds
    (cost $57,587,821)                                                58,221,952
                                                                     -----------
Agency Collateralized Mortgage Obligations - 12.55%
 Fannie Mae Series 2002-5
    Class PN Interest Only Strip
    6.00% 2/25/16                                       4,440,730         87,422
 Fannie Mae Series 2002-7
    Class IC Interest Only Strip
    6.00% 4/25/15                                       2,890,445         40,609
 Fannie Mae Series 02-70 QD
    5.50% 6/25/26                                       4,475,000      4,603,161
 Fannie Mae Series 2002-16
    Class IG Interest Only Strip
    6.00% 3/25/15                                       2,320,475         37,681
 Fannie Mae Series 2003-18
    Class DA 4.50% 11/25/14                             5,070,000      5,160,084
 Fannie Mae Series 2003-42 JA
    4.00% 11/25/13                                     11,052,678     11,253,007
 Fannie Mae Series 46 Class 2
    11.00% 12/25/03                                        32,426         32,714
 Fannie Mae Whole Loan Series 2002-
    W1 Class 1A2 4.81% 12/25/33                         5,155,000      5,259,647
 Fannie Mae Whole Loan Series 2003-
    W1 Class 1A1 6.50% 12/25/42                         3,705,648      3,991,680
 Freddie Mac Series 69 Class F
    9.00% 12/15/05                                         57,566         57,690
 Freddie Mac Series 1684
    Class G 6.50% 3/15/23                               3,224,062      3,298,179
 Freddie Mac Series 2091
    Class PD 6.00% 4/15/21                              1,014,661      1,014,118
 Freddie Mac Series 2302
    Class NJ 6.50% 11/15/29                             1,558,578      1,570,127
 GNMA Series 02 61 BA
    4.648% 3/16/26                                      3,000,000      3,142,482
 GNMA Series 2002-28
    Class B 5.779% 7/16/24                              6,000,000      6,752,516
 GNMA Series 2003-43
    Class B 4.374% 4/16/33                              5,000,000      5,167,188
                                                                     -----------
Total Agency Collateralized
    Mortgage Obligations
    (cost $51,981,738)                                                51,468,305
                                                                     -----------

                                                       Principal        Market
                                                         Amount         Value

Agency Mortgage-Backed Securities - 29.47%
 Fannie Mae
    7.41% 4/1/10                                      $ 4,948,030    $ 5,735,076
    9.00% 11/1/15                                         484,770        532,490
    10.00% 10/1/30                                        548,463        624,391
    10.50% 6/1/30                                         344,400        395,415
 Fannie Mae FHAVA
    10.00% 1/1/19                                         125,184        144,861
    11.00% 8/1/10 to 8/1/15                             1,029,589      1,180,578
 Fannie Mae GPM 11.00% 11/1/10                             52,983         60,318
 Fannie Mae S.F. 15 yr
    4.50% 7/1/18 to 8/1/18                             17,930,000     18,280,999
    5.00% 7/1/18                                        4,055,000      4,189,322
    6.00% 12/1/09 to 6/1/17                            11,795,504     12,330,518
    8.00% 10/1/14                                       1,415,818      1,528,420
    8.50% 3/1/08                                          211,203        224,008
 Fannie Mae S.F. 20 yr
    6.50% 2/1/22 to 5/1/22                              5,332,436      5,604,057
 Fannie Mae S.F. 30 yr
    6.00% 5/1/33 to 5/1/33                              8,479,867      8,819,062
    6.50% 7/1/32                                          600,639        626,542
    7.50% 3/1/14 to 4/1/30                              1,151,710      1,216,027
    8.00% 5/1/05 to 5/1/24                              2,529,212      2,783,264
    8.50% 11/1/07 to 8/1/17                             1,494,016      1,596,051
    9.00% 8/1/04                                            5,175          5,304
    9.25% 7/1/08 to 3/1/20                                303,597        334,833
    11.00% 7/1/12 to 8/1/20                               787,293        910,467
    12.50% 2/1/11                                          21,291         24,358
    13.00% 7/1/15                                          63,768         74,150
 Fannie Mae July TBA
    5.00% 7/1/33                                       12,190,000     12,388,087
    5.50% 7/3/33                                        4,120,000      4,259,050
 Freddie Mac August TBA
    5.50% 8/1/33                                        1,060,000      1,093,788
 Freddie Mac FHAVA
    8.00% 3/1/08                                          162,798        171,854
    9.50% 11/1/05 to 2/1/10                               360,200        387,517
    11.00% 9/1/10 to 11/1/15                              207,072        236,621
 Freddie Mac July TBA
    4.50% 7/1/18                                       11,000,000     11,230,312
    5.00% 7/1/18                                        5,745,000      5,933,508
 Freddie Mac S.F. 15 yr 6.50% 6/1/11                      182,421        192,340
 Freddie Mac S.F. 30 yr
    8.00% 10/1/07 to 7/1/11                             3,415,111      3,649,799
    8.50% 12/1/08 to 11/1/10                              454,722        486,098
    8.75% 5/1/10                                          150,173        163,829
    9.00% 6/1/09 to 8/1/11                                284,170        307,798
    9.75% 12/1/08                                          53,273         58,767
    11.00% 4/1/19 to 6/1/20                               115,773        135,250
    11.50% 4/1/11 to 3/1/16                             1,212,960      1,406,355
 GNMA I GPM
    11.00% 7/15/10                                         31,567         36,016
    11.50% 4/15/10 to 4/15/13                              39,287         45,453
    12.00% 10/15/10                                        26,766         31,023
    12.25% 1/15/14 to 1/15/14                              23,790         28,139
 GNMA II GPM
    9.75% 11/20/16 to 9/20/17                              90,139        102,796
   10.50% 11/15/15                                        109,933        126,629

Statement                                 Delaware Limited-Term Government Fund
   OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
Agency Mortgage-Backed Securities (continued)
 GNMA II S.F. 30 yr
    9.50% 11/20/20 to 11/20/21                          $ 732,271   $    823,574
    10.50% 6/20/20                                         37,358         43,452
    11.00% 9/20/15 to 10/20/15                            230,990        268,721
    11.50% 12/20/17 to 10/20/18                           117,148        138,160
    12.00% 4/20/14 to 5/20/16                             547,709        647,783
    12.50% 10/20/13 to 1/20/14                            249,414        295,957
 GNMA S.F. 15 yr 9.00% 11/15/06                           115,252        117,125
 GNMA S.F. 30 yr
    7.00% 5/15/28                                       2,561,119      2,710,785
    7.50% 12/15/23 to 12/15/31                          3,874,469      4,127,172
    8.00% 6/15/30                                          99,204        107,109
    9.00% 10/15/09 to 2/15/17                             555,517        609,769
    9.50% 6/15/16 to 11/15/17                             273,827        308,565
    11.00% 12/15/09 to 5/15/20                            843,316        983,293
    11.50% 7/15/15                                         13,359         15,759
    12.50% 12/15/10                                        24,083         28,267
                                                                    ------------
Total Agency Mortgage-Backed
    Securities (cost $115,209,149)                                   120,917,031
                                                                    ------------
Asset-Backed Securities - 8.21%
 Freddie Mac Structured Pass Through
    Securities Series T-11 A6
    6.50% 9/25/18                                         839,170        842,772
 Freddie Mac Structured Pass Through
    Securities Series T-50 A2
    1.27% 9/27/05                                       1,877,547      1,876,854
 Freddie Mac Structured Pass Through
    Securities Series T-50 A3
    2.182% 9/27/07                                      5,300,000      5,314,078
 Freddie Mac Structured Pass Through
    Securities Series T-56 A2A
    2.842% 7/25/36                                      3,475,000      3,510,293
 MBNA Credit Card Master Trust Series
    01-A1 A1 5.75% 10/15/08                             1,345,000      1,486,017
 Nissan Auto Loan
    Trust Series 2002-A A3B
    2.56% 8/15/07                                       3,410,000      3,443,034
 Peoplefirst.com Auto Receivable
    Owner Trust Series 2000-2 A4
    6.43% 9/15/07                                       2,298,981      2,328,762
 PP&L Transition Bond Series 1991-1
    Class A5 6.83% 3/25/07                                550,000        583,450
 Residential Asset Securities
    Series 2001-KS3 AI4
    5.81% 8/25/29                                         100,000        103,473
 Sallie Mae Student Loan Trust
    Series 1997-3 Class A2
    1.802% 10/25/10                                     1,592,925      1,602,240
 Sallie Mae Student Loan Trust
    Series 1998-2 Class A2
    1.892% 1/25/14                                      1,862,734      1,878,850
 Sallie Mae Student Loan Trust
    Series 1997-1 Class A2
    1.732% 1/25/10                                      5,544,683      5,577,478
 Sallie Mae Student Loan Trust
    Series 1997-4 Class A2
    1.912% 10/25/10                                     1,254,442      1,266,113
 Sierra Receivables Funding
    Series 2003-1A Class A
    3.09% 1/15/14                                       1,780,526      1,779,320

                                                       Principal        Market
                                                         Amount         Value
Asset-Backed Securities (continued)
 Whole Auto Loan
    Trust Series 2002-1 A4
    3.04% 4/15/09                                     $ 2,000,000    $ 2,058,913
                                                                     -----------
Total Asset-Backed Securities
    (cost $33,321,533)                                                33,651,647
                                                                     -----------
Collateralized Mortgage Obligations - 4.46%
 Bank of America Mortgage Securities
    Series 2003-A Class 2A4
    2.994% 2/25/33                                      3,450,000      3,466,757
 Countrywide Alternative Loan Trust
    Series 2002-7
    6.75% 8/25/32                                       1,760,527      1,798,111
 Countrywide Home Loans
    Series 2003-21 Class A1
    4.227% 5/25/33                                      2,017,417      2,047,928
 CS First Boston Mortgage Securities
    Series 2002-34 Class 1A1
    7.50% 12/25/32                                      2,071,927      2,154,274
 CS First Boston Mortgage Securities
    Series 2003-8 Class 5A1
    6.50% 4/25/33                                       2,839,036      2,925,357
 Freddie Mac Gold
    Pool D68776 8.50% 12/1/09                             217,624        231,566
 Freddie Mac Structured Pass Through
    Securities Series T-30 Class A4
    7.37% 11/15/26                                        376,162        382,392
 GSMPS Mortgage Loan Trust
    Series 1998-2 Class A
    7.75% 5/19/27                                         652,353        719,295
 Residential Funding Mortgage Security
    Series 1999-S10 A1 6.25% 4/25/14                      285,021        285,016
 Washington Mutual
    Series 2003-AR4
    Class A7 3.95% 5/25/33                              4,210,232      4,291,805
                                                                     -----------
Total Collateralized Mortgage
    Obligations (cost $18,256,842)                                    18,302,501
                                                                     -----------
Commercial Mortgage-Backed Securities - 0.86%
 JP Morgan Chase Commercial Mortgage
    Series 2002-FLIA A1
    1.66% 2/14/14                                       3,526,745      3,528,016
                                                                     -----------
Total Commercial Mortgage-Backed
    Securities (cost $3,527,985)                                       3,528,016
                                                                     -----------
Corporate Bonds - 7.22%
Banking, Finance & Insurance - 4.38%
 Citigroup 6.00% 2/21/12                                1,500,000      1,709,276
 Countrywide Home Loans
    3.50% 12/19/05                                      1,900,000      1,962,206
    5.625% 5/15/07                                      1,500,000      1,653,510
*First Bank National Association
    7.30% 8/15/05                                         650,000        722,993
 General Electric Capital
    4.25% 1/28/05                                       1,475,000      1,541,475
    5.875% 2/15/12                                      1,000,000      1,120,525
 GMAC
    4.50% 7/15/06                                         685,000        688,747
    6.75% 1/15/06                                         690,000        732,960

Statement                                 Delaware Limited-Term Government Fund
   OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value

Corporate Bonds (continued)
  Merrill Lynch
     6.00% 2/17/09                                       $ 500,000   $   562,758
     6.15% 1/26/06                                       2,000,000     2,201,804
  Morgan Stanley
     5.30% 3/1/13                                        1,500,000     1,597,290
++Tiaa Global Markets 144A
     2.75% 1/13/06                                         905,000       923,539
  US Bank National Association
     6.30% 2/4/14                                        2,130,000     2,497,633
                                                                     -----------
                                                                      17,914,716
                                                                     -----------
Cable, Media & Publishing - 0.27%
  Thomson Multimedia 5.75% 2/1/08                        1,000,000     1,124,799
                                                                     -----------
                                                                       1,124,799
                                                                     -----------
Computers & Technology - 0.41%
  Computer Sciences 6.75% 6/15/06                        1,500,000     1,696,973
                                                                     -----------
                                                                       1,696,973
                                                                     -----------
Energy - 0.52%
  ConocoPhillips 4.75% 10/15/12                          1,500,000     1,588,232
  North Border Pipeline 6.25% 5/1/07                       500,000       547,636
                                                                     -----------
                                                                       2,135,868
                                                                     -----------
Food, Beverage & Tobacco - 0.10%
  Kraft Foods 4.625% 11/1/06-00                            400,000       425,161
                                                                     -----------
                                                                         425,161
                                                                     -----------
Retail - 0.84%
  Lowe's Companies 7.50% 12/15/05                        1,000,000     1,136,949
  Target 5.875% 3/1/12                                   2,005,000     2,269,694
                                                                     -----------
                                                                       3,406,643
                                                                     -----------
Telecommunications - 0.44%
++Cingular Wireless 144A
     5.625% 12/15/06                                       650,000       713,040
  Verizon Wireless 5.375% 12/15/06                       1,000,000     1,099,390
                                                                     -----------
                                                                       1,812,430
                                                                     -----------
Utilities - 0.26%
  Southern Company 5.30% 2/1/07                          1,000,000     1,081,122
                                                                     -----------
                                                                       1,081,122
                                                                     -----------
Total Corporate Bonds
     (cost $27,733,877)                                               29,597,712
                                                                     -----------

U.S. Treasury Obligations - 24.54%
 U.S. Treasury Bond
 **10.75% 8/15/05                                       10,605,000    12,690,791
   11.625% 11/15/04                                      5,180,000     5,918,155
   12.00% 8/15/13                                        7,195,000    10,458,328
 U.S. Treasury Inflation Index Notes
   3.00% 7/15/12                                         3,250,755     3,583,450
   3.375% 4/15/32                                        5,840,164     7,072,076
   3.875% 1/15/09                                        9,866,064    11,302,819
 U.S. Treasury Note
   1.25% 5/31/05                                        10,305,000    10,302,187
   2.00% 5/15/06                                         6,835,000     6,909,761
   2.625% 5/15/08                                          245,000       247,316
   3.625% 5/15/13                                       15,585,000    15,711,645
 U.S. Treasury Strip 4.017% 8/15/10                     15,500,000    12,363,312
+U.S. Treasury Strip - Tiger
   3.89% 11/15/09                                        5,000,000     4,091,955
                                                                     -----------
Total U.S. Treasury Obligations
   (cost $100,676,039)                                               100,651,795
                                                                     -----------

                                                        Principal      Market
                                                          Amount       Value

Repurchase Agreements - 17.23%
 With BNP Paribas 1.08% 7/1/03
    (dated 6/30/03, collateralized by
    $22,625,000 U.S. Treasury Notes
    1.625% due 1/31/05,
    market value $22,929,463)                         $22,463,000  $ 22,463,000
 With Cantor Fitzgerald 1.12% 7/1/03
    (dated 6/30/03, collateralized by
    $3,171,000 U.S. Treasury Notes
    3.00% due 2/29/04, market value
    $3,246,907 and $14,040,000
    U.S. Treasury Notes 5.25% due
    5/15/04, market value $14,656,033)                 17,550,000    17,550,000
 With J. P. Morgan Securities
    1.07% 7/1/03 (dated 6/30/03,
    collateralized by $7,915,000
    U.S. Treasury Notes 11.875% due
    11/15/03, market value $8,352,469)                  8,172,000     8,172,000
 With UBS Warburg 1.08% 7/1/03
    (dated 6/30/03, collateralized by
    $22,519,000 U.S. Treasury Notes
    2.125% due 8/31/04,
    market value $22,951,916)                          22,463,000    22,463,000
                                                                   ------------
 Total Repurchase Agreements
    (cost $70,648,000)                                               70,648,000
                                                                   ------------
Total Market Value of Securities - 118.74%
    (cost $478,942,984)                                             486,986,959
Liabilities Net of Receivables
    and Other Assets - (18.74%)                                     (76,858,885)
                                                                   ------------
Net Assets Applicable to 46,756,882
    Shares Outstanding - 100.00%                                   $410,128,074
                                                                   ============

Statement                                  Delaware Limited-Term Government Fund
  OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Limited-Term Government Fund
   Class A ($268,743,401 / 30,638,447 Shares)                             $8.77
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Class B ($45,183,565 / 5,151,114 Shares)                               $8.77
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Class C ($81,143,523 / 9,250,651 Shares)                               $8.77
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Class R ($8.80 / 1.003 Shares)                                         $8.77
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Institutional Class ($15,057,576 / 1,716,669 Shares)                   $8.77
                                                                          -----

Components of Net Assets at June 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                              $471,039,143
Accumulated net realized loss on investments                        (69,121,891)
Net unrealized appreciation of investments                            8,210,822
                                                                   ------------
Total net assets                                                   $410,128,074
                                                                   ============

Summary of Abbreviations:
FHAVA - Federal Housing Authority & Veterans Administration
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
S.F. - Single Family
TBA - To be announced

 *Step coupon bond.

**Fully or partially pledged as collateral for financial futures contracts.

 +Zero coupon bond. The interest rate shown is the yield at time of purchase.

++Securities exempt from registration under Rule 144A of the securities Act of 1933.

  See Note 9 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share --
   Delaware Limited-Term Government Fund
Net asset value Class A (A)                                               $8.77
Sales charge (2.75% of offering price,
   or 2.85% of the amount invested per share) (B)                          0.25
                                                                          -----
Offering price                                                            $9.02
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement                                 Delaware Limited-Term Government Fund
   OF ASSETS AND LIABILITIES              June 30, 2003 (Unaudited)




Assets:
   Investments at market (cost $478,942,984)                        $486,986,959
   Subscriptions receivable                                              266,074
   Interest receivable                                                 2,966,764
   Swap income receivable                                                511,385
   Receivables for securities sold                                    36,981,620
   Mortgage paydown receivable                                         2,197,333
                                                                    ------------
   Total assets                                                      529,910,135
                                                                    ------------

Liabilities:
   Payables for securities purchased                                 115,368,547
   Cash overdraft                                                      2,581,671
   Liquidations payable                                                  949,088
   Distributions payable                                                 279,406
   Accrued expenses                                                      436,502
   Mark to market on futures                                             166,847
                                                                    ------------
   Total liabilities                                                 119,782,061
                                                                    ------------

Total Net Assets                                                    $410,128,074
                                                                    ============

See accompanying notes

Statement                             Delaware Limited-Term Government Fund
   OF OPERATIONS                      Six Months Ended June 30, 2003 (Unaudited)


Investment Income:
   Interest                                                          $6,975,497
                                                                     ----------

Expenses:
   Management fees                                     $1,001,974
   Dividend disbursing and transfer agent fees and
     expenses                                             591,979
   Distribution expenses -- Class A                       327,884
   Distribution expenses -- Class B                       237,884
   Distribution expenses -- Class C                       381,928
   Accounting and administration expenses                  98,019
   Reports and statements to shareholders                  73,973
   Registration fees                                       52,966
   Professional fees                                       18,578
   Custodian fees                                          11,860
   Trustees' fees                                          10,600
   Other                                                   64,125     2,871,770
                                                        ---------
   Less expenses absorbed or waived                                    (717,166)
   Less waiver of distribution expenses-- Class A                      (131,437)
   Less expenses paid indirectly                                         (4,836)
                                                                     ----------
   Total expenses                                                     2,018,331
                                                                     ----------
Net Investment Income                                                 4,957,166
                                                                     ----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on:
     Investments                                                      5,794,294
     Swap agreements                                                  1,140,391
     Futures contracts                                               (2,804,501)
     Options                                                             26,397
                                                                     ----------
   Net realized gain                                                  4,156,581
   Net change in unrealized appreciation/depreciation
     of investments                                                  (1,531,333)
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       2,625,248
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $7,582,414
                                                                     ==========

See accompanying notes

Statements                               Delaware Limited-Term Government Fund
   OF CHANGES IN NET ASSETS

                                                   Six Months Ended  Year Ended
                                                        6/30/03       12/31/02
                                                      (Unaudited)

Increase (decrease) in net assets from operations:
   Net investment income                             $  4,957,166  $ 11,920,607
   Net realized gain on investments                     4,156,581     4,528,352
   Net change in unrealized appreciation/
     depreciation  of investments                      (1,531,333)    4,635,340
                                                     ------------  ------------
   Net increase in net assets resulting from
     operations                                         7,582,414    21,084,299
                                                     ------------  ------------

Dividends and distributions to shareholders from:
   Net investment income
     Class A                                           (5,137,477)  (11,413,821)
     Class B                                             (733,332)   (1,390,120)
     Class C                                           (1,172,448)   (1,732,925)
     Institutional Class                                 (290,605)     (471,156)
                                                     ------------  ------------
                                                       (7,333,862)  (15,008,022)
                                                     ------------  ------------

Capital share transactions:
   Proceeds from shares sold:
     Class A                                           45,733,033    86,761,260
     Class B                                            9,238,360    40,198,695
     Class C                                           25,652,481    60,264,474
     Class R                                                    9            --
     Institutional Class                                3,418,670     8,734,589

   Net asset value of shares issued upon
     reinvestment of dividends and distributions:
     Class A                                            3,997,837     8,340,113
     Class B                                              572,802     1,020,132
     Class C                                              838,033     1,194,947
     Institutional Class                                  290,727       467,489
                                                     ------------  ------------
                                                       89,741,952   206,981,699
                                                     ------------  ------------
   Cost of shares repurchased:
     Class A                                          (31,912,325)  (56,871,624)
     Class B                                          (14,962,674)  (13,289,426)
     Class C                                          (16,570,231)  (12,566,802)
     Institutional Class                               (1,950,178)   (3,194,621)
                                                     ------------  ------------
                                                      (65,395,408)  (85,922,473)
                                                     ------------  ------------
Increase in net assets derived from capital
  share transactions                                   24,346,544   121,059,226
                                                     ------------  ------------
Net increase in net assets                             24,595,096   127,135,503

Net Assets:
   Beginning of period                                385,532,978   258,397,475
                                                     ------------  ------------
   End of period                                     $410,128,074  $385,532,978
                                                     ============  ============

See accompany notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Limited-Term Government Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                             Year Ended
                                                              6/30/03(1)  12/31/02   12/31/01(3)   12/31/00     12/31/99    12/31/98
                                                             (Unaudited)
Net asset value, beginning of period                           $8.770      $8.600       $8.430      $8.270       $8.700      $8.620

Income (loss) from investment operations:
Net investment income                                           0.121       0.349        0.423       0.522        0.519       0.540
Net realized and unrealized gain (loss) on investments          0.050       0.255        0.238       0.161       (0.429)      0.079
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.171       0.604        0.661       0.683        0.090       0.619
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.171)     (0.434)      (0.491)     (0.523)      (0.520)     (0.539)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.171)     (0.434)      (0.491)     (0.523)      (0.520)     (0.539)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $8.770      $8.770       $8.600      $8.430       $8.270      $8.700
                                                               ======      ======       ======      ======       ======      ======

Total return(2)                                                 1.97%       7.08%        8.16%       8.59%        1.07%       7.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $268,743    $250,729     $208,152    $208,565     $262,776    $317,329
Ratio of expenses to average net assets                         0.75%       0.75%        0.89%       1.13%        1.00%       1.01%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     1.21%       1.05%        1.08%       1.13%        1.00%       1.01%
Ratio of net investment income to average net assets            2.73%       3.99%        4.92%       6.36%        6.12%       6.32%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     2.27%       3.69%        4.73%       6.36%        6.12%       6.32%
Portfolio turnover                                               874%        313%         386%        273%         175%         69%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

(3) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068 and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Limited-Term Government Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                             Year Ended
                                                              6/30/03(1)  12/31/02   12/31/01(3)   12/31/00     12/31/99    12/31/98
                                                             (Unaudited)
Net asset value, beginning of period                           $8.770      $8.600       $8.430      $8.270       $8.700      $8.620

Income (loss) from investment operations:
Net investment income                                           0.080       0.274        0.348       0.453        0.447       0.467
Net realized and unrealized gain (loss) on investments          0.054       0.255        0.238       0.160       (0.429)      0.079
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.134       0.529        0.586       0.613        0.018       0.546
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.134)     (0.359)      (0.416)     (0.453)      (0.448)     (0.466)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.134)     (0.359)      (0.416)     (0.453)      (0.448)     (0.466)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $8.770      $8.770       $8.600      $8.430       $8.270      $8.700
                                                               ======      ======       ======      ======       ======      ======

Total return(2)                                                 1.54%       6.17%        7.22%       7.68%        0.22%       6.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $45,184     $50,326      $21,743      $8,600      $12,483     $13,900
Ratio of expenses to average net assets                         1.60%       1.60%        1.74%       1.98%        1.85%       1.86%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     1.96%       1.90%        1.93%       1.98%        1.85%       1.86%
Ratio of net investment income to average net assets            1.88%       3.14%        4.07%       5.51%        5.27%       5.47%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     1.52%       2.84%        3.88%       5.51%        5.27%       5.47%
Portfolio turnover                                               874%        313%         386%        273%         175%         69%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

(3) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068 and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Limited-Term Government Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                             Year Ended
                                                              6/30/03(1)  12/31/02   12/31/01(3)   12/31/00     12/31/99    12/31/98
                                                             (Unaudited)
Net asset value, beginning of period                           $8.770      $8.600       $8.430      $8.270       $8.700      $8.620

Income (loss) from investment operations:
Net investment income                                           0.083       0.274        0.347       0.453        0.447       0.467
Net realized and unrealized gain (loss) on investments          0.051       0.255        0.238       0.160       (0.431)      0.079
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.134       0.529        0.585       0.613        0.016       0.546
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.134)     (0.359)      (0.415)     (0.453)      (0.446)     (0.466)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.134)     (0.359)      (0.415)     (0.453)      (0.446)     (0.466)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $8.770      $8.770       $8.600      $8.430       $8.270      $8.700
                                                               ======      ======       ======      ======       ======      ======

Total return(2)                                                 1.54%       6.16%        7.20%       7.68%        0.20%       6.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $81,144     $71,189      $21,386      $4,506       $6,638      $4,932
Ratio of expenses to average net assets                         1.60%       1.60%        1.74%       1.98%        1.85%       1.86%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     1.96%       1.90%        1.93%       1.98%        1.85%       1.86%
Ratio of net investment income to average net assets            1.88%       3.14%        4.07%       5.51%        5.27%       5.47%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly                                              1.52%       2.84%        3.88%       5.51%        5.27%       5.47%
Portfolio turnover                                               874%        313%         386%        273%         175%         69%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

(3) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068 and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

As of June 30, 2003, the Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Limited-Term Government Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                             Year Ended
                                                              6/30/03(1)  12/31/02   12/31/01(3)   12/31/00     12/31/99    12/31/98
                                                             (Unaudited)
Net asset value, beginning of period                           $8.770      $8.600       $8.430      $8.270       $8.700      $8.620

Income (loss) from investment operations:
Net investment income                                           0.128       0.364        0.437       0.534        0.531       0.553
Net realized and unrealized gain (loss) on investments          0.049       0.255        0.238       0.161       (0.428)      0.079
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.177       0.619        0.675       0.695        0.103       0.632
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.177)     (0.449)      (0.505)     (0.535)      (0.533)     (0.552)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.177)     (0.449)      (0.505)     (0.535)      (0.533)     (0.552)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $8.770      $8.770       $8.600      $8.430       $8.270      $8.700
                                                               ======      ======       ======      ======       ======      ======

Total return(2)                                                 2.04%       7.27%        8.34%       8.75%        1.22%       7.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $15,058     $13,289       $7,116      $4,514       $4,448     $21,201
Ratio of expenses to average net assets                         0.60%       0.60%        0.74%       0.98%        0.85%       0.86%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.96%       0.90%        0.93%       0.98%        0.85%       0.86%
Ratio of net investment income to average net assets            2.88%       4.14%        5.07%       6.51%        6.27%       6.47%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     2.52%       3.84%        4.88%       6.51%        6.27%       6.47%
Portfolio turnover                                               874%        313%         386%        273%         175%         69%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

(3) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068 and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Notes                                     Delaware Limited-Term Government Fund
   TO FINANCIAL STATEMENTS                June 30, 2003 (Unaudited)

Delaware Group Limited-Term Government Funds (the "Trust") is organized as a Delaware business trust and offers one fund: Delaware Limited-Term Government Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed, during the first 12 months. Institutional class and Class R shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. government and agency securities are valued at the mean between the bid and asked price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $4,836 for the six months ended June 30, 2003. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.60% of average daily net assets of the Fund through February 28, 2004.
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003 the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. No distribution expenses are paid by Institutional Class shares. DDLP has contractually waived its fees through February 28, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets.

At June 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC                         $94,952
Dividend disbursing, transfer agent fees, accounting
   and other expenses payable to DSC                               56,307
Other expenses payable to DMC and affiliates                        7,952

For the six months ended June 30, 2003, DDLP earned $29,882 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers, and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                     Delaware Limited-Term Government Fund
   TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the six months ended June 30, 2003, the Fund made purchases of $450,187,769 and sales of $416,494,751 of investment securities other than U.S. government securities and short-term investments. The purchases and sales of U.S. government securities were $583,484,576 and $585,327,254, respectively.

At June 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2003 the cost of investments was $483,188,844. At June 30, 2003, net unrealized appreciation was $3,798,115 of which $7,547,577 related to unrealized appreciation of investments and $3,749,462 related to unrealized depreciation of investments.

4. Dividend and Distribution Information.
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                   Six Months
                                                     Ended        Year Ended
                                                    6/30/03*       12/31/02
Ordinary income                                    $7,333,862     $15,008,022

*Tax information for the six months ended June 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                 471,039,143
Net realized capital gains on investments                       2,543,080
Capital loss carryforwards                                    (67,252,264)
Unrealized appreciation                                         3,798,115
                                                             ------------
Net Assets                                                   $410,128,074
                                                             ============

For federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows: 2003 -- $29,779,768, 2004 -- $16,636,244, 2005 -- $9,442,127, 2007 --
$5,505,504 and 2008 -- $5,888,621.

5. Capital Shares
Transactions in capital shares were as follows:

                                                       Six Months
                                                         Ended       Year Ended
                                                        6/30/03       12/31/02
                                                        -------       --------
Shares sold:
   Class A                                              5,227,010    10,010,314
   Class B                                              1,054,382     4,629,024
   Class C                                              2,928,109     6,946,473
   Class R                                                      1            --
   Institutional Class                                    390,004     1,003,311

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                456,834       963,578
   Class B                                                 65,466       117,689
   Class C                                                 95,748       137,874
   Institutional Class                                     33,221        53,985
                                                       ----------    ----------
                                                       10,250,775    23,862,248
                                                       ----------    ----------
Shares repurchased:
   Class A                                             (3,643,261)   (6,565,751)
   Class B                                             (1,708,916)   (1,533,347)
   Class C                                             (1,892,857)   (1,450,015)
   Institutional Class                                   (222,303)     (368,471)
                                                       ----------    ----------
                                                       (7,467,337)   (9,917,584)
                                                       ----------    ----------
Net increase                                            2,783,438    13,944,664
                                                       ==========    ==========

For the six months ended June 30, 2002 and the year ended December 31, 2002, 47,670 Class B shares were converted to 47, 670 Class A shares valued at $417,523 and 76,239 Class B shares to 76,239 Class A shares valued at $612,655, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in Net Assets.

Notes                                     Delaware Limited-Term Government Fund
   TO FINANCIAL STATEMENTS (CONTINUED)

6. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker, (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2003 were as follows:

Contracts                         Notional                           Unrealized
to Buy/(Sell)                  Cost/ (Proceeds)   Expiration Date    Gain (Loss)
-------------                  ----------------   ---------------    -----------
253 U.S. 5YR Treasury
   Note                          $29,421,874      September 2003     ($295,249)
(440) U.S. 2YR Treasury
   Note                          (47,562,488)     September 2003       (22,826)
(500) U.S. 10YR Treasury
   Note                          (59,203,672)     September 2003       484,922
                                                                      --------
                                                                      $166,847
                                                                      ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7. Options Written
During the six months ended June 30, 2003, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2003 for the Fund were as follows:

                                                        Number of
                                                        Contracts    Premiums
                                                        ---------    --------
Options outstanding at December 31, 2002                    566      $560,340
Options written                                           1,286       653,078
Options terminated in closing
   purchase transactions                                  1,852     1,213,418
                                                          -----    ----------
Options outstanding at June 30, 2003                         --    $       --
                                                          -----    ----------

8. Swap Agreements
During the six months ended June 30, 2003, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Funds' Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At June 30, 2003, the Fund did not have total return swap agreements outstanding.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

9. Credit and Market Risk
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgage held under an indenture. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

10. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of June 30, 2003, or at any time during the period.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                        Affiliated Officers                      Contact Information
Jude T. Driscoll                         Michael P. Bishof                        Investment Manager
Chairman                                 Senior Vice President and Treasurer      Delaware Management Company
Delaware Investments Family of Funds     Delaware Investments Family of Funds     Philadelphia, PA
Philadelphia, PA                         Philadelphia, PA
                                                                                  International Affiliate
Walter P. Babich                         Richelle S. Maestro                      Delaware International Advisers Ltd.
Board Chairman                           Executive Vice President,                London, England
Citadel Construction Corporation         General Counsel and Secretary
King of Prussia, PA                      Delaware Investments Family of Funds     National Distributor
                                         Philadelphia, PA                         Delaware Distributors, L.P.
John H. Durham                                                                    Philadelphia, PA
Private Investor
Gwynedd Valley, PA                                                                Shareholder Servicing, Dividend
                                                                                  Disbursing and Transfer Agent
John A. Fry                                                                       Delaware Service Company, Inc.
President                                                                         2005 Market Street
Franklin & Marshall College                                                       Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                  For Shareholders
Anthony D. Knerr                                                                  800 523-1918
Managing Director
Anthony Knerr & Associates                                                        For Securities Dealers and Financial
New York, NY                                                                      Institutions Representatives Only
                                                                                  800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                             Web site
National Gallery of Art                                                           www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8042)                                                        Printed in the USA
SA-022 [6/03] IVES 8/03                                       J9341

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits

(a) (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Limited-Term Government Fund

JUDE T. DRISCOLL
-------------------------
By:      Jude T. Driscoll
         ----------------
Title:   Chairman
Date:    September 2, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-------------------------
By:      Jude T. Driscoll
         ----------------
Title:   Chairman
Date:    September 2, 2003

JOSEPH H. HASTINGS
--------------------------------
By:      Joseph H. Hastings
         -----------------------
Title:   Chief Financial Officer
Date:    September 2, 2003
         -----------------------